Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of property, plant and equipment
Balance at beginning of period	€ 10,847.0	€ 9,908.9
Charge for year	1,151.1	994.3	€ 839.2
Balance at end of period	10,923.7	10,847.0	9,908.9
Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	10,612.3	9,731.8
Balance at end of period	10,669.3	10,612.3	9,731.8
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	155.9	112.1
Balance at end of period	168.6	155.9	112.1
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	63.0	54.5
Balance at end of period	68.5	63.0	54.5
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	15.8	10.5
Balance at end of period	17.2	15.8	10.5
Motor vehicles
Reconciliation of property, plant and equipment
Balance at end of period	0.1
Cost
Reconciliation of property, plant and equipment
Balance at beginning of period	16,869.4	15,525.8	14,090.0
Additions in year	1,227.8	2,159.2	1,783.9
Supplier Reimbursements		(226.8)	(127.5)
Disposals in year	(535.6)	(588.8)	(220.6)
Balance at end of period	17,561.6	16,869.4	15,525.8
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	16,422.1	15,124.8	13,725.8
Additions in year	1,175.2	2,073.6	1,747.0
Supplier Reimbursements		(226.8)	(127.5)
Disposals in year	(528.3)	(549.5)	(220.5)
Balance at end of period	17,069.0	16,422.1	15,124.8
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	204.5	155.3	134.9
Additions in year	19.1	49.3	20.4
Disposals in year		(0.1)
Balance at end of period	223.6	204.5	155.3
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	144.9	148.3	138.6
Additions in year	22.1	23.9	9.8
Disposals in year		(27.3)	(0.1)
Balance at end of period	167.0	144.9	148.3
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	94.3	92.0	85.4
Additions in year	11.2	12.3	6.6
Disposals in year	(7.3)	(10.0)
Balance at end of period	98.2	94.3	92.0
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	3.6	5.4	5.3
Additions in year	0.2	0.1	0.1
Disposals in year		(1.9)
Balance at end of period	3.8	3.6	5.4
Depreciation
Reconciliation of property, plant and equipment
Balance at beginning of period	(6,022.4)	(5,616.9)	(4,994.9)
Charge for year	1,151.1	994.3	839.2
Disposals in year	535.6	588.8	217.2
Balance at end of period	(6,637.9)	(6,022.4)	(5,616.9)
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	(5,809.8)	(5,393.0)	(4,795.0)
Charge for year	1,118.2	966.3	815.5
Disposals in year	528.3	549.5	217.5
Balance at end of period	(6,399.7)	(5,809.8)	(5,393.0)
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	(48.6)	(43.2)	(39.3)
Charge for year	6.4	5.5	3.9
Disposals in year		0.1
Balance at end of period	(55.0)	(48.6)	(43.2)
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	(81.9)	(93.8)	(78.9)
Charge for year	16.6	15.4	14.8
Disposals in year		27.3	0.0
Balance at end of period	(98.5)	(81.9)	(93.8)
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	(78.5)	(81.5)	(76.5)
Charge for year	9.8	7.0	4.8
Disposals in year	7.3	10.0	0.0
Balance at end of period	(81.0)	(78.5)	(81.5)
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	(3.6)	(5.4)	(5.2)
Charge for year	0.1	0.1	0.2
Disposals in year		1.9
Balance at end of period	€ (3.7)	€ (3.6)	€ (5.4)